Fair Value of Financial Instruments - Additional Information (Detail) (Foreign Exchange Forward, Not Designated as Hedging Instrument, USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Fair Value of Financial Instruments [Line Items]
Forward contracts term, maximum	18 months	18 months
Cost of Sales
Fair Value of Financial Instruments [Line Items]
Gain (loss) on forward contracts	$ 0.8	$ 2.6	$ (2.5)	$ (1.0)